UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James Ash

         Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  03/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2012 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value

	U.S. GOVERNMENT AGENCIES - 95.1%
	FEDERAL HOME LOAN MORTGAGE CORP. - 44.3% (a)
9,000,000	Federal Home Loan Mortgage Corp (b)	0.2130	11/4/2013	$ 9,002,340
215,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.4120	8/25/2018	218,488
500,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.6990	5/25/2018	517,153
1,085,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.1540	2/25/2018	1,148,974
945,000	FHLMC Multifamily Structured Pass Through Certificates (c)	3.9890	6/25/2046	1,029,146
538,000	FHLMC Multifamily Structured Pass Through Certificates (b,c)	3.9740	1/25/2021	585,941
545,000	FHLMC Multifamily Structured Pass Through Certificates (c)	2.3230	10/25/2018	550,420
4,691,323	Freddie Mac Gold Pool	4.5000	6/1/2039	4,975,757
908,883	Freddie Mac Gold Pool	5.0000	5/1/2041	980,925
1,257,410	Freddie Mac Gold Pool	5.0000	10/1/2038	1,355,061
570,346	Freddie Mac Gold Pool	5.5000	6/1/2038	620,560
433,808	Freddie Mac Gold Pool	4.5000	2/1/2041	460,257
2,680,496	Freddie Mac Gold Pool	4.5000	5/1/2031	2,868,841
1,308,474	Freddie Mac Non Gold Pool (b)	2.3750	2/1/2035	1,384,758
729,138	Freddie Mac Non Gold Pool (b)	5.6340	5/1/2037	794,003
675,008	Freddie Mac Non Gold Pool (b)	2.4050	1/1/2035	715,266
570,418	Freddie Mac Non Gold Pool (b)	5.3650	6/1/2037	619,799
546,420	Freddie Mac Non Gold Pool (b)	2.3770	4/1/2036	578,287
599,279	Freddie Mac Non Gold Pool (b)	2.4100	4/1/2035	634,906
3,934,561	Freddie Mac Non Gold Pool (b)	2.4340	3/1/2037	4,169,297
1,303,572	Freddie Mac Non Gold Pool (b)	2.3970	2/1/2036	1,379,818
1,045,016	Freddie Mac Non Gold Pool (b)	3.0420	11/1/2036	1,109,859
886,969	Freddie Mac Non Gold Pool (b)	2.4200	2/1/2036	940,205
880,988	Freddie Mac Non Gold Pool (b)	2.5290	9/1/2035	942,887
839,204	Freddie Mac Non Gold Pool (b)	5.6660	9/1/2038	863,354
676,978	Freddie Mac Non Gold Pool (b)	5.2530	12/1/2037	693,036
2,669,403	Freddie Mac Non Gold Pool (b)	5.3310	11/1/2038	2,865,204
1,201,291	Freddie Mac Non Gold Pool (b)	2.6400	5/1/2037	1,277,897
834,095	Freddie Mac Non Gold Pool (b)	3.3270	4/1/2037	893,032
562,423	Freddie Mac Non Gold Pool (b)	3.2710	4/1/2037	602,350
401,943	Freddie Mac Non Gold Pool (b)	5.8270	6/1/2037	425,200
765,824	Freddie Mac REMICS (b,c)	0.6318	8/15/2035	764,921
1,831,670	Freddie Mac REMICS (b,c)	0.5418	6/15/2018	1,835,186
1,436,663	Freddie Mac REMICS (c)	5.2082	6/15/2048	1,453,543
1,346,131	Freddie Mac REMICS (b,c)	0.3918	4/15/2018	1,340,477
1,000,000	Freddie Mac REMICS (c)	5.0000	10/15/2019	1,100,900
856,842	Freddie Mac REMICS (b,c)	0.4418	10/15/2017	853,972
1,151,770	Freddie Mac REMICS (c)	5.5000	12/15/2033	1,209,854
425,743	Freddie Mac REMICS (c)	6.0000	2/15/2029	435,905
1,494,826	Freddie Mac REMICS (b,c)	0.5918	1/15/2031	1,495,544
1,000,000	Freddie Mac REMICS (c)	4.0000	2/15/2020	1,088,200
798,935	Freddie Mac REMICS (b,c)	0.4818	5/15/2036	795,987
247,089	Freddie Mac REMICS (c)	0.5918	4/15/2033	246,662
				57,824,172
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 47.7% (a)
4,193,497	Fannie Mae Pool (b)	2.3830	10/1/2034	4,439,068
4,150,661	Fannie Mae Pool (b)	5.9570	1/1/2038	4,516,999
3,068,006	Fannie Mae Pool	3.0000	12/1/2026	3,182,228
2,801,019	Fannie Mae Pool (b)	2.4340	4/1/2037	2,969,220
2,698,304	Fannie Mae Pool (b)	2.4370	1/1/2035	2,862,280
2,522,542	Fannie Mae Pool	4.5000	6/1/2038	2,685,119
2,324,337	Fannie Mae Pool (b)	2.4500	7/1/2035	2,467,656
2,248,080	Fannie Mae Pool (b)	3.4710	7/1/2037	2,410,953
2,189,775	Fannie Mae Pool (b)	2.8250	10/1/2036	2,362,635
1,644,341	Fannie Mae Pool (b)	2.4320	10/1/2033	1,743,248
1,049,621	Fannie Mae Pool (b)	2.3470	8/1/2035	1,119,001
1,032,572	Fannie Mae Pool (b)	2.1970	1/1/2035	1,093,359
860,581	Fannie Mae Pool (b)	2.2770	9/1/2034	909,574
752,990	Fannie Mae Pool	5.0000	7/1/2037	814,230
710,520	Fannie Mae Pool (b)	2.1530	8/1/2035	749,386
473,613	Fannie Mae Pool (b)	5.4930	1/1/2036	502,645
440,127	Fannie Mae Pool (b)	2.1460	7/1/2035	466,289
288,835	Fannie Mae Pool (b)	3.6860	9/1/2036	308,095
202,439	Fannie Mae Pool (b)	2.3610	6/1/2036	214,660
690,613	Fannie Mae Pool	5.5000	5/1/2038	753,431
1,573,776	Fannie Mae Pool (b)	2.3100	1/1/2036	1,667,746
1,289,653	Fannie Mae Pool (b)	2.4050	4/1/2033	1,364,453
1,042,709	Fannie Mae Pool (b)	2.5370	6/1/2033	1,105,324
274,626	Fannie Mae Pool (b)	2.5680	8/1/2033	291,743
988,728	Fannie Mae Pool	5.0000	7/1/2035	1,069,043
395,145	Fannie Mae Pool	5.0000	6/1/2040	430,170
319,806	Fannie Mae Pool	4.5000	2/1/2023	342,899
1,931,970	Fannie Mae Pool (b)	5.7720	9/1/2037	2,104,592
651,411	Fannie Mae Pool (b)	3.2230	6/1/2035	702,541
399,040	Fannie Mae Pool	5.5000	2/1/2038	435,113
355,889	Fannie Mae Pool	5.5000	3/1/2037	388,061
352,964	Fannie Mae Pool	5.5000	11/1/2037	384,872
330,806	Fannie Mae Pool	5.5000	10/1/2037	360,711
310,575	Fannie Mae Pool	5.5000	7/1/2037	338,651
295,221	Fannie Mae Pool	5.0000	6/1/2040	321,389
1,575,591	Fannie Mae Pool	3.0000	1/1/2027	1,634,250
1,343,688	Fannie Mae Pool (b)	2.3470	8/1/2035	1,432,613
1,033,491	Fannie Mae Pool (b)	3.0330	8/1/2036	1,107,944
458,693	Fannie Mae Pool (b)	5.4180	6/1/2037	491,940
193,383	Fannie Mae Pool (b)	3.3480	11/1/2035	208,465
2,028,977	Fannie Mae REMICS (b,c)	0.4418	1/25/2037	2,029,830
1,359,935	Fannie Mae REMICS (b,c)	4.9208	8/25/2038	1,372,387
576,778	Fannie Mae REMICS (b,c)	0.4918	9/25/2033	576,928
358,349	Fannie Mae REMICS (b,c)	0.6418	10/25/2017	358,983
115,741	Fannie Mae REMICS (b,c)	0.4918	11/17/2029	115,687
5,000,000	Federal National Mortgage Association (b)	0.2128	11/8/2013	4,998,000
				62,204,411
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.1%
1,218,868	Ginnie Mae II Pool	1.2600	12/20/2061	1,233,982
2,775,945	Government National Mortgage Association (b,c)	0.4918	12/16/2028	2,776,334
				4,010,316
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $123,197,409)			124,038,899

	U.S. TREASURY - 3.0%
4,020,000	United States Treasury Note	1.3750	2/28/2019	3,961,427
	TOTAL U.S. TREASURY (Cost - 3,940,168)

	TOTAL INVESTMENTS - 98.1% (Cost - $127,137,577) (d)			$ 128,000,326
	OTHER ASSETS LESS LIABILITIES - 1.9%			2,425,497
	TOTAL NET ASSETS - 100.0%			$ 130,425,823

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 989,772
	Unrealized Depreciation:	(127,023)
	Net Unrealized Appreciation:	$ 862,749

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 128,000,326	$ -	$ 128,000,326
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/29/2012